Note 12 - Business Combination (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about business combination [text block]
Purchase consideration
(Amounts in thousands)	EUR	USD
Cash consideration for 51% acquisition	4,000	4,916
(Amounts in thousands)	EUR	USD
Cash and cash equivalents	4,021	4,942
Trade and other receivables	100	123
Inventory	594	730
Property, plant and equipment (Note 13)	167	206
Deferred tax asset (Note 11)	214	263
Trade and other payables	(541)	(665)
Related party payable	(1,024)	(1,259)
Other non-current liabilities	(181)	(222)
Deferred income	(578)	(711)
Deferred tax liability (Note 11)	(398)	(489)
Remediation provision	(282)	(336)
Fair value of identifiable net assets acquired	2,092	2,582
Non -controlling interests (49%)	(1,025)	(1,260)
Net assets acquired	1,067	1,322
Cash consideration for 51% acquisition	4,000	4,916
Surplus on acquisition:	2,933	3,594

Allocated of surplus:
Goodwill (Note 14a)	1,340	1,698
Other intangible assets (Note 14b)	1,593	1,896
	2,933	3,594
	EUR	USD
Acquisition of Non-controlling interest:
Cash paid	1,800	2,173
Ordinary Shares issued	197	237
Total consideration for non-controlling interest	1,997	2,410

Non-controlling interest acquired:
At acquisition	(1,025)	(1,259)
Loss attributable to non-controlling interest	319	387
At date of acquisition of non-controlling interest	(706)	(873)

Surplus on acquisition of non-controlling interests	1,291	1,538
Purchase consideration - cash outflow
(Amounts in thousands)	EUR	USD
Outflow of cash to acquire subsidiary, net of cash acquired
Cash consideration - 51%	4,000	4,916
Cash consideration - 49%	1,800	2,173
Less: Balances acquired
Cash	4,021	4,942
Net outflow of cash - investing activities	1,779	2,147
(US dollars in thousands)
Purchase consideration
Cash		-
Fair value of pre-acquisition equity interest		5,393
Total consideration		5,393

Less: Fair value of acquired net assets:
Cash	2
Deposits	991
Capitalized project development expenses (Note 14b)	12,248
		13,241
Gain on bargain purchase - included in gain/(loss) on SES development (Note 5)		7,848